Annual Fund Operating Expenses - FPA Global Allocation ETF	May 22, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2028
FPA Global Allocation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Acquired Fund Fees and Expenses	0.34%	[1],[2]
Expenses (as a percentage of Assets)	1.33%	[1],[2]
Fee Waiver or Reimbursement	(0.84%)	[2]
Net Expenses (as a percentage of Assets)	0.49%	[1],[2]

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's investment adviser has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any leverage interest, brokerage fees and commissions, acquired fund fees and expenses ("AFFE") (except as noted below), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses), to 0.49% of the Fund's average daily net assets through May 31, 2028. The Fund's investment adviser may recoup any operating expenses in excess of these limits from the Fund within three years after the date of such payment if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may only be terminated before its expiration date by the Board of Trustees of Investment Managers Series Trust III. In addition, the Fund's investment adviser has contractually agreed to waive all AFFE related to investments in affiliated Underlying Funds (defined below) and to waive up to 0.25% of AFFE related to investments in unaffiliated Underlying Funds, through at least May 31, 2028, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund's investment in Underlying Funds.